UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2011

Item 1. Report to Stockholders.

ANNUAL REPORT
December 31, 2011

Contravisory Strategic Equity Fund

Investor Class – Ticker: CSEFX
Institutional Class – Ticker: CSSFX

Contravisory Strategic Equity Fund

Table of Contents

Shareholder Letter	1

Sector Allocation	3

Historical Performance	4

Schedule of Investments	5

Statement of Assets and Liabilities	8

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	14

Report of Independent Registered Public Accounting Firm	22

Expense Example	23

Trustees and Executive Officers	25

Additional Information	28

Privacy Notice	29

Contravisory Strategic Equity Fund

January 20, 2012

The year 2011 was a challenging one for your equity investors as many market indices underperformed their historical averages.  Fortunately, U.S. stocks ended the quarter on a positive note as many major indices posted double digit gains for the period.  For the year, the S&P 500 Index increased 2.1% while the Barclays Aggregate Bond Index jumped a more robust 7.8%.  International stocks were battered as the Morgan Stanley EAFE Index sank 14.8%.

It seems investors continue to focus on the three-ring fiscal circus in Washington and the European sovereign debt crisis.  These uncertainties continue to weigh heavily on investors and until there is some resolution on both fronts, the markets are signaling that a more defensive posture is in order.  However, despite these two negatives, corporate earnings in the U.S. are healthy and equity valuations are considered depressed by historical standards.  Eventually, we would expect the excessive cash invested in fixed income assets to be redirected into equities once interest rates finally begin to rise.  Moreover, with low expectations for stocks, modest improvement in the above factors could produce above average gains for equities in 2012.

Evidence of leadership change continued to evolve during the fourth quarter of 2011 for both market capitalization and sector selection.  The shift away from more volatile asset classes such as small-cap and emerging market stocks into perceived “safer” blue chip stocks (historically offering higher dividend yields) has become more prevalent.  With this shift comes a narrower list of “theme” opportunities within sectors such as Consumer Staples, Healthcare, and Utilities.  More than usual, we expect industry and stock selection to be a key ingredient in the potential for obtaining above average results in 2012.  We have positioned the portfolio accordingly.

We wish you and your family, a happy and healthy New Year.

Sincerely,

Philip A. Noonan
Chief Operating Officer

Contravisory Strategic Equity Fund

The information provided herein represents the opinion of Contravisory Investment Management, Inc. and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large companies.  The Fund may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund may invest in ETFs, which are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.

The S&P 500 Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks.

The Barclays Capital Intermediate U.S. Aggregate Bond Index represents domestic taxable investment-grade bonds with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities and durations in the intermediate range.  This index represents a sector of Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index.

The Morgan Stanley Capital Index, Europe, Australasia and Far East Index (“MSCI EAFE Index”) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.  It is not possible to invest directly in an index.

Must be preceded or accompanied by a current prospectus.  Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

Contravisory Strategic Equity Fund is distributed by Quasar Distributors, LLC.

Contravisory Strategic Equity Fund

SECTOR ALLOCATION at December 31, 2011 (Unaudited)

Sector Allocation	% Net Assets

Manufacturing	29.5%
Retail Trade	9.4%
Utilities	9.4%
Finance & Insurance	8.7%
Transportation & Warehousing	7.6%
Cash*	7.0%
Wholesale Trade	6.7%
Exchange Traded Funds	5.8%
Information	4.9%
Waste Management	4.4%
Professional, Scientific, & Technical Services	4.2%
Accommodation & Food Services	2.4%
Net Assets	100.0%

*	Cash and other assets less liabilities.

Contravisory Strategic Equity Fund

HISTORICAL PERFORMANCE (Unaudited)

Value of $10,000 vs S&P 500 Index

Cumulative Total Return
Period Ended December 31, 2011

Since inception
(June 30, 2011)
Investor Class	(13.15)%
Institutional Class	(13.09)%
S&P 500 Index	(3.69)%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 30, 2011 and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The chart assumes reinvestment of capital gains and dividends, but does not reflect redemption fees of 2.00% on shares held less than 60 days.

The performance data quoted above represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling (855) 558-8818.

The S&P 500 Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance.  Returns include reinvested dividends.

Contravisory Strategic Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2011

Shares	COMMON STOCKS: 87.2%	Value

	Building Material & Supplies Dealers: 0.6%
1,592	Fortune Brands Home & Security, Inc.1	$27,112

	Energy: 12.0%
2,795	Exelon Corp.	121,219
2,020	National Grid Plc – ADR	97,930
3,145	Northeast Utilities System	113,440
2,086	OGE Energy Corp.	118,297
1,450	ONEOK, Inc.	125,700
		576,586

	Financial Services: 6.5%
2,200	American Express Co.	103,774
3,170	Moodys Corp.	106,765
4,111	Nasdaq OMX Group, Inc.1	100,761
		311,300

	Food & Beverage Products: 6.7%
2,182	Beam, Inc.	111,784
5,005	Flowers Foods, Inc.	94,995
6,105	Sara Lee Corp.	115,506
		322,285

	Food Services: 2.4%
2,490	Starbucks Corp.	114,565

	Grocery Product Wholesalers: 4.9%
2,725	Church & Dwight, Inc.	124,696
3,265	Unilever NV – ADR	112,218
		236,914

	Grocery Stores: 4.4%
2,485	Ruddick Corp.	105,961
1,492	Whole Foods Market, Inc.	103,813
		209,774

	Insurance Carriers: 2.2%
3,505	Coventry Health Care, Inc.1	106,447

	Medical Equipment &
	Supplies Manufacturing: 6.7%
1,780	Amgen, Inc.	114,294
2,490	Cardinal Health, Inc.	101,119

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2011 (Continued)

Shares	COMMON STOCKS: 87.2% (Continued)	Value

	Medical Equipment &
	Supplies Manufacturing: 6.7% (Continued)
1,730	Haemonetics Corp.1	$105,910
		321,323

	Miscellaneous Manufacturing: 2.5%
3,091	BE Aerospace, Inc.1	119,653

	Pesticide, Fertilizer, & Agricultural
	Chemical Manufacturing: 4.2%
1,419	Agrium, Inc.	95,229
1,510	Monsanto Co.	105,806
		201,035

	Petroleum Products: 4.0%
1,350	Exxon Mobil Corp.	114,426
3,360	HollyFrontier Corp.	78,624
		193,050

	Pharmaceutical & Medicine Manufacturing: 4.9%
3,640	Bristol Myers Squibb Co.	128,273
2,560	Gilead Sciences, Inc.1	104,781
		233,054

	Radio & Television Broadcasting: 2.6%
4,520	CBS Corp.	122,673

	Rail Transportation: 4.9%
1,849	Kansas City Southern1	125,750
1,515	Norfolk Southern Corp.	110,383
		236,133

	Retail: 7.2%
1,704	Coach, Inc.	104,012
2,970	CVS Caremark Corp.	121,117
3,138	Williams-Sonoma, Inc.	120,813
		345,942

	Technology Services: 6.1%
5,545	NCR Corp.1	91,271
2,000	Solera Holdings, Inc.	89,080
2,050	Telus Corp.	109,777
		290,128

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2011 (Continued)

Shares	COMMON STOCKS: 87.2% (Continued)	Value

	Water, Sewage & Other Systems: 4.4%
3,635	American Water Works Co., Inc.	$115,811
1,233	Stericycle, Inc.1	96,076
		211,887

	TOTAL COMMON STOCKS
	(Cost $4,052,218)	4,179,861

	EXCHANGE TRADED FUNDS: 5.8%

2,210	SPDR S&P 500 ETF	277,355

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $268,093)	277,355

	SHORT-TERM INVESTMENTS: 6.8%

	Money Market Funds: 6.8%
325,187	Fidelity Institutional Money Market Portfolio, 0.19%2	325,187

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $325,187)	325,187

	TOTAL INVESTMENTS IN SECURITIES: 99.8%
	(Cost $4,645,498)	4,782,403
	Other Assets in Excess of Liabilities: 0.2%	8,293
	TOTAL NET ASSETS: 100.0%	$4,790,696

ADR – American Depositary Receipt
1	Non-income producing security.
2	Annualized seven-day yield as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2011

ASSETS:
Investments in securities, at value (Cost $4,645,498) (Note 2)	$4,782,403
Receivables:
Fund shares sold	2,500
Dividends and interest	7,952
Due from advisor, net	37,505
Prepaid expenses	14,901
Total assets	4,845,261

LIABILITIES:
Payables:
Administration & accounting fees	15,962
Audit fees	17,229
Chief Compliance Officer fees	2,352
Custody fees	1,816
Distribution fees - Investor Class	612
Transfer agent fees	10,333
Other accrued expenses	6,261
Total liabilities	54,565
NET ASSETS	$4,790,696

COMPUTATION OF NET ASSET VALUE:
Investor Class:
Net assets	$955,379
Shares issued and outstanding (unlimited number of shares
authorized without par value)	110,123
Net asset value, offering and redemption price per share	$8.68
Institutional Class:
Net assets	$3,835,317
Shares issued and outstanding (unlimited number of shares
authorized without par value)	441,881
Net asset value, offering and redemption price per share	$8.68

COMPONENTS OF NET ASSETS:
Paid-in capital	4,725,754
Undistributed net investment income	—
Accumulated net realized loss on investments	(71,963)
Net unrealized appreciation on investments	136,905
Net assets	$4,790,696

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

STATEMENT OF OPERATIONS For the period ended December 31, 2011*

INVESTMENT INCOME
Dividends (net of $243 in foreign withholding taxes)	$19,220
Interest	90
Total investment income	19,310

EXPENSES (Note 3)
Administration & accounting fees	48,300
Transfer agent fees	29,426
Registration fees	21,762
Audit fees	17,229
Investment advisory fees	12,985
Reports to shareholders	8,546
Chief Compliance Officer fees	7,019
Miscellaneous expense	6,439
Custody fees	4,513
Legal fees	3,381
Trustee fees	2,567
Distribution fees - Investor Class	691
Total expenses	162,858
Fees waived and expenses reimbursed	(145,935)
Net expenses	16,923
Net investment income	2,387

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(71,963)
Change in net unrealized appreciation on investments	136,905
Net realized and unrealized gain on investments	64,942
Net increase in net assets resulting from operations	$67,329

*	Commenced operations on June 30, 2011. The information presented is for the period from June 30, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
December 31, 2011*
INCREASE IN NET ASSETS FROM:

OPERATIONS
Net investment income	$2,387
Net realized loss on investments	(71,963)
Change in net unrealized appreciation on investments	136,905
Net increase in net assets resulting from operations	67,329

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(475)
Institutional Class	(4,890)
Total distributions to shareholders	(5,365)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
outstanding shares - Investor Class (a)(b)	968,905
Net increase in net assets derived from net change in
outstanding shares - Institutional Class (a)(c)	3,759,827
Total increase in net assets
from capital share transactions	4,728,732
Total increase in net assets	4,790,696

NET ASSETS
Beginning of period	—
End of period	$4,790,696
Undistributed net investment income	$—

*	Commenced operations on June 30, 2011. The information presented is for the period from June 30, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

STATEMENT OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of capital share transactions is as follows:

	Period Ended
	December 31, 2011*
Investor Class	Shares	Value
Shares sold	110,073	$968,478
Shares issued in reinvestment of distributions	56	475
Shares redeemed (b)	(6)	(48)
Net increase	110,123	$968,905

(b)	Net of redemption fees of $1.

	Period Ended
	December 31, 2011*
Institutional Class	Shares	Value
Shares sold	442,665	$3,766,060
Shares issued in reinvestment of distributions	573	4,890
Shares redeemed (c)	(1,357)	(11,123)
Net increase	441,881	$3,759,827

(c)	Net of redemption fees of $208.

*	Commenced operations on June 30, 2011. The information presented is for the period from June 30, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

FINANCIALHIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
Investor Class	December 31, 2011*
Net asset value at beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income^	0.00	~
Net realized and unrealized loss on investments	(1.32)
Total from investment operations	(1.32)

LESS DISTRIBUTIONS:
From net investment income	(0.00)	~
Total distributions	(0.00)	~
Paid-in capital from redemption fees (Note 2)	0.00	~
Net asset value, end of period	$8.68
Total Return	(13.15	)%#

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (millions)	$1.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	12.74	%+
After fees waived and expenses absorbed	1.50	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(11.24	)%+
After fees waived and expenses absorbed	0.00	%+
Portfolio turnover rate	56	%#

*	Commenced operations on June 30, 2011. The information presented is for the period from June 30, 2011 to December 31, 2011.
^	Calculated using the average shares outstanding method.
~	Amount is less than $0.01.
#	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
Institutional Class	December 31, 2011*
Net asset value at beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income^	0.01
Net realized and unrealized gain on investments	(1.32)
Total from investment operations	(1.31)

LESS DISTRIBUTIONS:
From net investment income	(0.01)
Total distributions	(0.01)
Paid-in capital from redemption fees (Note 2)	0.00	~
Net asset value, end of period	$8.68
Total Return	(13.09	)%#

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (millions)	$3.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	12.49	%+
After fees waived and expenses absorbed	1.25	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(10.99	)%+
After fees waived and expenses absorbed	0.25	%+
Portfolio turnover rate	56	%#

*	Commenced operations on June 30, 2011. The information presented is for the period from June 30, 2011 to December 31, 2011.
^	Calculated using the average shares outstanding method.
#	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2011

NOTE 1 – ORGANIZATION

The Contravisory Strategic Equity Fund (the “Fund”) is a series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Fund commenced operations on June 30, 2011.

The Fund offers Institutional and Investor Class shares.  Each class of shares has equal rights as to earnings and assets except that Investor Class shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  The use of fair value pricing by a Fund

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Continued)

may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of December 31, 2011, the Fund did not hold fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The end of period timing recognition is used for the significant transfers between the levels of the Fund’s assets and liabilities.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$4,179,861	$—	$—	$4,179,861
Exchange Traded Funds	277,355	—	—	277,355
Short Term Investments	325,187	—	—	325,187
Total Investments
in Securities	$4,782,403	$—	$—	$4,782,403

^	See Schedule of Investments for industry breakouts.

The Fund did not have any transfers into or out of Levels 1, 2 and 3 during the period ended December 31, 2011.

B.
Foreign Currency.  Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading.  The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired.  The Fund includes foreign exchange gains and losses from dividends receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency.  The Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Continued)

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At December 31, 2011, the Fund deferred, on a tax basis, post-October losses of $65,230.  At December 31, 2011, the Fund had short-term capital loss carryforwards available for federal income tax purposes of $1,187, which do not expire.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2011 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the State of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Continued)

The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 60 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended December 31, 2011, the following adjustments were made:

	Undistributed Net	Accumulated	Paid-in
	Investment Income	Gains/Losses	Capital
Contravisory Strategic	$2,978	$—	$(2,978)
Equity Fund

J.
Recent Accounting Pronouncement.  In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting to entities to make disclosures

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Continued)

about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

K.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  There were no events or transactions that occurred after the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Contravisory Investment Management, Inc. (the “Advisor”) provides the Contravisory Strategic Equity Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets.  For the period ended December 31, 2011, the Fund incurred $12,985 in advisory fees.

The Advisor has contractually agreed to limit expenses for the Fund by reducing all or a portion of its fees and reimbursing Fund expenses to that its ratio of expenses to average net assets will not exceed 1.25% for the Institutional Class and 1.50% for the Investor Class.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  For the period ended December 31, 2011, the Advisor waived fees and reimbursed expenses in the amount of $145,935 for the Fund.  At December 31, 2011, the cumulative unreimbursed amount waived by the Advisor on behalf of the Fund was $145,935.  The Advisor may recoup this amount no later than December 31, 2014.

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s transfer agent, dividend disbursing agent and registrar.  The Administrator prepares

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Continued)

various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For the period ended December 31, 2011, the Fund incurred administration and accounting fees of $48,300.  The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator.  For the period ended December 31, 2011, the Fund was allocated $7,019 of the Trust’s Chief Compliance Officer fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted at 12b-1 Distribution Plan (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The 12b-1 Plan provides that the Fund’s Investor Class shares may pay a fee to the Distributor of up to 0.25% of the average daily net assets of the Investor Class to reimburse the Distributor for a portion of the costs incurred in distributing the Fund’s Investor Class shares.  For the period ended December 31, 2011, the Fund’s Investor Class shares incurred $691 in 12b-1 fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the period ended December 31, 2011 were $5,573,025 and $1,389,463, respectively.

There were no purchases or sales of long-term U.S. Government securities for the period ended December 31, 2011.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended December 31, 2011 was as follows:

2011
Distributions paid from:
Ordinary income	$5,365

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$4,651,044
Gross tax unrealized appreciation	257,652
Gross tax unrealized depreciation	(126,293)
Net tax unrealized appreciation	131,359
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated loss	(66,417)
Total accumulated earnings	$64,942

Contravisory Strategic Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
Professionally Managed Portfolios and
Shareholders of Contravisory Strategic Equity Fund

We have audited the accompanying statement of assets and liabilities of the Contravisory Strategic Equity Fund (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of December 31, 2011, and the related statement of operations, the statement of changes in net assets and financial highlights for the period June 30, 2011 (commencement of operations) to December 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Contravisory Strategic Equity Fund of December 31, 2011, and the results of its operations, the changes in its net assets and financial highlights for the period June 30, 2011 to December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 27, 2012

Contravisory Strategic Equity Fund

EXPENSE EXAMPLE For the Six-Months Ended December 31, 2011 (Unaudited)

As a shareholdr of the Contravisory Strategic Equity Fund (the “Fund”) you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 – December 31, 2011).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem shares that have been held for less than 60 days.  Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example.  The example includes, but is not limited to, investment advisory, fund accounting, custody and transfer agent fees.  However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6).  Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per

Contravisory Strategic Equity Fund

EXPENSE EXAMPLE For the Six-Months Ended December 31, 2011 (Unaudited) (Continued)

year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	July 1, 2011 –
Investor Class	July 1, 2011	December 31, 2011	December 31, 2011^
Actual	$1,000	$ 861	$7.04
Hypothetical (5% annual	$1,000	$1,018	$7.63
return before expenses)

^
Expenses are equal to the Fund’s annualized expense ratio for the most recent period of 1.50% (fees and waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	July 1, 2011 –
Institutional Class	July 1, 2011	December 31, 2011	December 31, 2011^
Actual	$1,000	$ 863	$5.87
Hypothetical (5% annual	$1,000	$1,019	$6.36
return before expenses)

^
Expenses are equal to the Fund’s annualized expense ratio for the most recent period of 1.25% (fees and waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Contravisory Strategic Equity Fund

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex(2)	Other
Name, Age	with the	Length of	During	Overseen	Directorships
and Address	Trust	Time Served	Past Five Years	by Trustees	Held

Independent Trustees of the Trust(1)

Dorothy A. Berry	Chairman	Indefinite	President, Talon	1	Trustee;
(born 1943)	and	Term;	Industries, Inc.		PNC Funds,
c/o U.S. Bancorp	Trustee	Since	(administrative,		Inc.
Fund Services, LLC		May 1991.	management and business
2020 E. Financial Way			consulting); formerly,
Suite 100			Executive Vice President
Glendora, CA 91741			and Chief Operating
Officer, Integrated Asset
Management (investment
advisor and manager)
and formerly, President,
Value Line, Inc. (investment
advisory and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive Officer,		The University
Fund Services, LLC		May 1991.	Rockefeller Trust Co.,		of Virginia Law
2020 E. Financial Way			(prior thereto Senior		School
Suite 100			Vice President), and		Foundation.
Glendora, CA 91741			Managing Director,
Rockefeller & Co.
(Investment Manager and
Financial Advisor); formerly,
Senior Vice President,
Norton Simon, Inc.

Contravisory Strategic Equity Fund

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex(2)	Other
Name, Age	with the	Length of	During	Overseen	Directorships
and Address	Trust	Time Served	Past Five Years	by Trustees	Held

Carl A. Froebel	Trustee	Indefinite	Former owner,	1	None.
(born 1938)		Term;	Golf Adventures,
c/o U.S. Bancorp		Since	LLC, (Vacation
Fund Services, LLC		May 1991.	Services); formerly,
2020 E. Financial Way			President and Founder,
Suite 100			National Investor Data
Glendora, CA 91741			Services, Inc.
(investment related
computer software).

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	1	Independent
(born 1950)		Term;	July 2001;		Trustee, The
c/o U.S. Bancorp		Since	formerly, Executive		Managers
Fund Services, LLC		May 1991.	Vice President,		Funds,
2020 E. Financial Way			Investment Company		Managers
Suite 100			Administration, LLC		AMG Funds,
Glendora, CA 91741			(mutual fund		Aston Funds;
			administrator).		Advisory Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel;
formerly
Independent
Director,
Guardian
Mutual Funds.

Interested Trustee and Officers of the Trust

Eric W. Falkeis(3)	President	Indefinite	Senior Vice	Not	Not
(born 1973)		Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Chief Financial
Fund Services, LLC		January	Officer (and other
615 East Michigan St.		2011.	positions), U.S.
Milwaukee, WI 53202	Trustee	Indefinite	Bancorp Fund Services,
		Term;	LLC, since 1997.
Since
September
2011.

Contravisory Strategic Equity Fund

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex(2)	Other
Name, Age	with the	Length of	During	Overseen	Directorships
and Address	Trust	Time Served	Past Five Years	by Trustees	Held

Patrick J. Rudnick	Treasurer	Indefinite	Vice President,	Not	Not
(born 1973)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		November	LLC, since 2006;
615 East Michigan St.		2009.	formerly, Manager,
Milwaukee, WI 53202			PricewaterhouseCoopers
LLP (1999-2006).

Elaine E. Richards	Secretary	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Officer, U.S. Bancorp
Fund Services, LLC		February	Fund Services, LLC,
2020 E. Financial Way		2008.	since July 2007;
Suite 100			formerly, Vice President
Glendora, CA 91741			and Senior Counsel,
Wells Fargo Funds
Management, LLC
(2004-2007).

Donna Barrette	Chief	Indefinite	Vice President and	Not	Not
(born 1966)	Compliance	Term;	Compliance	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	Since	Officer, U.S.
Fund Services, LLC		July 2011.	Bancorp Fund
615 East Michigan St.			Services, LLC,
Milwaukee, WI 53202	Anti-	Indefinite	since August 2004.
	Money	Term;
	Laundering	Since
	Officer	July 2011.
	Vice	Indefinite
	President	Term;
Since
July 2011.

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust, for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

(3)
Mr. Falkeis is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Falkeis is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Contravisory Strategic Equity Fund

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended December 31, 2011, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2011, was 100.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (855) 558-8818 or by accessing the Fund’s website at www.contravisoryfunds.com or the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (855) 558-8818 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (855) 558-8818.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to conserve resources, the Fund intends to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family.  If you would like to discontinue householding for your accounts, please call toll-free (855) 558-8818 to request individual copies of these documents.  We will begin sending individual copies thirty days after receiving your request to stop householding.  This policy does not apply to account statements.

Contravisory Strategic Equity Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility and require third parties to treat your non-public information with the same high degree of confidentiality.  The Fund maintains physical, electronic and procedural safeguards to guard your non-public information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor
Contravisory Investment Management, Inc.
120 Longwater Drive, Suite 100
Norwell, MA  02061

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
(866) 236-0050

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY  10022

Symbol
Investor Class – CSEFX
Institutional Class – CSSFX
CUSIP
Investor Class – 74316J730
Institutional Class – 74316J748

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Contravisory Strategic Equity Fund

	FYE 12/31/11	FYE 12/31/10
Audit Fees	$17,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,400	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/11	FYE 12/31/10
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

          Contravisory Strategic Equity Fund

Non-Audit Related Fees	FYE 12/31/11	FYE 12/31/10
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           Professionally Managed Portfolios

By (Signature and Title)*                    /s/Eric W. Falkeis
Eric W. Falkeis, President

Date     March 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/Eric W. Falkeis
Eric W. Falkeis, President

Date     March 5, 2012

By (Signature and Title)*                    /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date     March 2, 2012

* Print the name and title of each signing officer under his or her signature.